Marketable Securities - Schedule of Available-for-sale Marketable Securities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Marketable Securities [Line Items]
Amortized costs	$ 83,812	$ 73,804	[1]
Gross Unrealized Gains	1
Gross Unrealized Loss	(44)	(20)	[1]
Fair Value	83,769	73,784	[1]
Commercial Paper
Marketable Securities [Line Items]
Amortized costs	50,904	43,969	[1]
Fair Value	50,904	43,969	[1]
Corporate Debt
Marketable Securities [Line Items]
Amortized costs	14,814	17,084	[1]
Gross Unrealized Gains	1
Gross Unrealized Loss	(18)	(12)	[1]
Fair Value	14,797	17,072	[1]
U.S. Government Agency
Marketable Securities [Line Items]
Amortized costs	15,081	5,056	[1]
Gross Unrealized Loss	(20)	(3)	[1]
Fair Value	15,061	5,053	[1]
Asset-Backed Securities
Marketable Securities [Line Items]
Amortized costs	3,013	7,695	[1]
Gross Unrealized Loss	(6)	(5)	[1]
Fair Value	$ 3,007	7,690	[1]
Corporate Bond Securities
Marketable Securities [Line Items]
Amortized costs		73,804
Gross Unrealized Gains
Gross Unrealized Loss		(20)
Fair Value		$ 73,784

[1]	These items have been reclassified to conform to current period presentation.